LEASES (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of future minimum lease payments due under capital lease obligation

At December 31, 2016, aggregate future minimum lease payments due under this capital lease obligation are as follows:

Future Minimum Lease Payments

December 31, 2015
Dollars in thousands
2017	$79
2018	79
2019	79
2020	72
2021	—
Thereafter	—
Total minimum lease payments	309
Less amount representing interest	(41)
Present value of net minimum lease payments	$268

Schedule of future minimum rental payments under operating leases	Future minimum rental payments under these leases are as follows:
December 31, 2016
Dollars in thousands
2017	$267
2018	129
2019	69
2020	53
2021	35
Thereafter	—
$553